Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

February 20, 2014

Timothy Cormier

(617) 951-7747

timothy.cormier@ropesgray.com

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RS Investment Trust (Registration Nos. 033-16439 and 811-05159)

RS Variable Products Trust (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

On behalf of RS Investment Trust and RS Variable Products Trust (the “Trusts”), we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and related forms of proxy for use in connection with a meeting of shareholders of the Trusts.

The meeting of shareholders is scheduled to be held on May 23, 2014, and is being called to consider and vote on the following: (i) to elect Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons Jr., Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin Jr., Gloria S. Nelund, and Matthew H. Scanlan to serve as Trustees of the Trusts; (ii) for shareholders of RS Global Natural Resources Fund (“Global Natural Resources Fund”) only, to approve a sub-advisory agreement between RS Investment Management Co. LLC and SailingStone Capital Partners LLC (“SailingStone”), pursuant to which SailingStone would serve as sub-adviser with respect to the Global Natural Resources Fund; and (iii) to transact such other business as may properly come before the meeting and any adjournments thereof.

Copies of the Notice and the Proxy Statement are expected to be made available to shareholders beginning on or about March 17, 2014.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (617) 951-7747.

Very truly yours,

/s/ Timothy F. Cormier, Esq.
Timothy F. Cormier, Esq.

Enclosure

cc:    Elizabeth Reza, Esq.

         Timothy W. Diggins, Esq.